PROPOSED PUBLIC OFFERING	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Proposed Public Offering
PROPOSED PUBLIC OFFERING

NOTE 3: PROPOSED PUBLIC OFFERING

Pursuant to the Proposed Public Offering, the Company intends to offer for sale up to 10,000,000 Units (or 11,500,000 Units depending on the extent to which the underwriters’ over-allotment option is exercised) at a purchase price of $10.00 per Unit. Each Unit will consist of one ordinary share and one right entitling the holder thereof to receive one-tenth of one ordinary share (the “Public Right”) upon consummation of our Initial Business Combination. No fractional rights will be issued upon separation of the Units and only whole rights will trade. The underwriters have a 45-day option from the date of this prospectus to purchase up to 1,500,000 additional units to cover over-allotments, if any (see Note 6).

NOTE 3: PROPOSED PUBLIC OFFERING

Pursuant to the Proposed Public Offering, the Company intends to offer for sale up to 10,000,000 Units (or 11,500,000 Units depending on the extent to which the underwriters’ over-allotment option is exercised) at a purchase price of $10.00 per Unit. Each Unit will consist of one ordinary share and one right entitling the holder thereof to receive one-tenth of one ordinary share (the “Public Right”) upon consummation of our Initial Business Combination. No fractional rights will be issued upon separation of the Units and only whole rights will trade. The underwriters have a 45-day option from the date of this prospectus to purchase up to 1,500,000 additional units to cover over-allotments, if any (see Note 6).